FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Liabilities (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	$ 54,094
Financial liabilities at end of period	53,184	$ 54,094
Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	284	589
Fair value change recorded in net income	(153)	(62)
Fair value change recorded in other comprehensive income	2	(21)
Additions	8	25
Dispositions/settlements	(29)	(262)
Foreign currency translation and other	(2)	15
Financial liabilities at end of period	$ 110	$ 284